Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public

May 31, 2019

SMC-QTLY-0719
1.912862.108

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.7%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 0.5%
Bandwidth, Inc. (a)	303,833	$22,049,161
Ooma, Inc. (a)	245,133	2,831,286
Pareteum Corp. (a)(b)	438,434	1,718,661
Vonage Holdings Corp. (a)	796,070	9,425,469
		36,024,577
Entertainment - 0.9%
Cinemark Holdings, Inc.	784,110	29,788,339
Live Nation Entertainment, Inc. (a)	358,322	21,793,144
Nintendo Co. Ltd. ADR	260,775	11,509,305
Take-Two Interactive Software, Inc. (a)	43,040	4,654,776
		67,745,564
Interactive Media & Services - 0.7%
Alphabet, Inc. Class C (a)	6,761	7,461,642
ANGI Homeservices, Inc. Class A (a)	85,707	1,235,895
Care.com, Inc. (a)	714,571	10,211,220
Facebook, Inc. Class A (a)	31,144	5,527,126
IAC/InterActiveCorp (a)	24,730	5,461,621
Match Group, Inc. (b)	108,035	7,416,603
Pinterest, Inc. Class A (b)	87,157	2,171,952
QuinStreet, Inc. (a)	455,405	6,981,359
TripAdvisor, Inc. (a)	86,179	3,642,786
Yelp, Inc. (a)	92,900	2,854,817
		52,965,021
Media - 0.6%
AMC Networks, Inc. Class A (a)	135,361	7,143,000
Criteo SA sponsored ADR (a)	387,504	7,114,573
Discovery Communications, Inc. Class A (a)	200,258	5,459,033
Entercom Communications Corp. Class A	1,144,683	6,627,715
National CineMedia, Inc.	1,118,575	7,326,666
Scholastic Corp.	97,041	3,211,087
Sirius XM Holdings, Inc. (b)	1,084,141	5,756,789
TechTarget, Inc. (a)	364,380	6,886,782
		49,525,645
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. (a)	704,081	13,307,131

TOTAL COMMUNICATION SERVICES		219,567,938

CONSUMER DISCRETIONARY - 11.9%
Auto Components - 0.9%
Autoliv, Inc.	73,305	4,513,389
BorgWarner, Inc.	133,700	4,743,676
Cooper Tire & Rubber Co.	78,500	2,165,030
Cooper-Standard Holding, Inc. (a)	132,272	5,113,636
Dana Holding Corp.	492,563	7,186,494
Dorman Products, Inc. (a)	18,232	1,488,825
Gentex Corp.	337,072	7,199,858
LCI Industries	161,084	13,349,031
Lear Corp.	88,726	10,561,056
Standard Motor Products, Inc.	38,342	1,624,934
Stoneridge, Inc. (a)	135,100	3,516,653
The Goodyear Tire & Rubber Co.	208,800	2,800,008
Tower International, Inc.	91,500	1,594,845
		65,857,435
Automobiles - 0.2%
Harley-Davidson, Inc.	131,000	4,286,320
Thor Industries, Inc.	249,583	12,888,466
		17,174,786
Distributors - 0.7%
LKQ Corp. (a)	496,685	12,739,970
Pool Corp.	206,314	37,091,131
		49,831,101
Diversified Consumer Services - 1.9%
American Public Education, Inc. (a)	13,285	371,714
Bright Horizons Family Solutions, Inc. (a)	252,708	34,636,158
Chegg, Inc. (a)	182,139	6,822,927
Frontdoor, Inc. (a)	529,148	21,277,041
Grand Canyon Education, Inc. (a)	344,345	41,273,192
Houghton Mifflin Harcourt Co. (a)	529,053	2,983,859
ServiceMaster Global Holdings, Inc. (a)	257,051	13,880,754
Sotheby's Class A (Ltd. vtg.) (a)(b)	214,594	7,233,964
Strategic Education, Inc.	91,328	16,072,815
Weight Watchers International, Inc. (a)	32,628	564,138
		145,116,562
Hotels, Restaurants & Leisure - 2.1%
BJ's Restaurants, Inc.	17,921	750,711
Bloomin' Brands, Inc.	420,808	8,125,802
Boyd Gaming Corp.	64,483	1,542,433
Brinker International, Inc. (b)	32,489	1,220,612
Carrols Restaurant Group, Inc. (a)	511,513	4,358,091
Cedar Fair LP (depositary unit)	138,842	7,093,438
Chipotle Mexican Grill, Inc. (a)	8,320	5,490,950
Churchill Downs, Inc.	30,157	2,972,877
Cracker Barrel Old Country Store, Inc. (b)	20,229	3,177,774
Dave & Buster's Entertainment, Inc.	180,866	8,996,275
Denny's Corp. (a)	52,678	1,036,703
Domino's Pizza, Inc.	46,157	12,900,882
Eldorado Resorts, Inc. (a)	82,660	4,064,392
Extended Stay America, Inc. unit	171,181	2,934,042
Fiesta Restaurant Group, Inc. (a)	72,664	1,030,376
Hilton Grand Vacations, Inc. (a)	196,774	5,001,995
Hyatt Hotels Corp. Class A	31,046	2,242,763
Jack in the Box, Inc.	47,570	3,957,824
Marriott International, Inc. Class A	39,429	4,922,316
Papa John's International, Inc. (b)	18,849	913,611
Planet Fitness, Inc. (a)	217,246	16,612,802
Red Lion Hotels Corp. (a)	319,919	2,424,986
Ruth's Hospitality Group, Inc.	24,116	551,533
Shake Shack, Inc. Class A (a)	58,200	3,570,570
Six Flags Entertainment Corp.	117,284	5,789,138
Texas Roadhouse, Inc. Class A	56,006	2,870,868
The Cheesecake Factory, Inc. (b)	77,463	3,350,275
U.S. Foods Holding Corp. (a)	311,607	10,769,138
Vail Resorts, Inc.	83,508	17,963,406
Wingstop, Inc.	24,658	1,964,749
Wyndham Destinations, Inc.	212,447	8,451,142
		157,052,474
Household Durables - 1.1%
Beazer Homes U.S.A., Inc. (a)	201,100	1,825,988
Cavco Industries, Inc. (a)	6,994	1,004,338
D.R. Horton, Inc.	213,745	9,139,736
Ethan Allen Interiors, Inc.	20,797	441,312
Garmin Ltd.	101,706	7,778,475
Helen of Troy Ltd. (a)	22,221	2,968,948
La-Z-Boy, Inc.	93,762	3,018,199
Leggett & Platt, Inc.	108,676	3,859,085
Lennar Corp. Class A	157,698	7,831,283
LGI Homes, Inc. (a)(b)	71,700	4,889,940
M.D.C. Holdings, Inc.	213,386	6,706,722
PulteGroup, Inc.	155,000	4,805,000
Skyline Champion Corp.	91,300	2,135,507
Sonos, Inc. (b)	213,739	2,169,451
Taylor Morrison Home Corp. (a)	424,044	8,468,159
Toll Brothers, Inc.	158,280	5,503,396
TopBuild Corp. (a)	17,212	1,364,395
Whirlpool Corp.	39,900	4,583,712
William Lyon Homes, Inc. (a)	100,530	1,863,826
		80,357,472
Internet & Direct Marketing Retail - 0.7%
Etsy, Inc. (a)	107,178	6,678,261
Expedia, Inc.	7,818	899,070
GrubHub, Inc. (a)(b)	299,735	19,527,735
PetMed Express, Inc. (b)	17,401	303,995
Shutterfly, Inc. (a)	115,263	5,472,687
Shutterstock, Inc.	418,927	15,944,362
Wayfair LLC Class A (a)	41,180	5,930,332
		54,756,442
Leisure Products - 0.5%
Brunswick Corp.	408,147	16,929,938
Callaway Golf Co.	191,629	2,816,946
Polaris Industries, Inc.	186,093	14,865,109
Sturm, Ruger & Co., Inc.	14,694	730,439
		35,342,432
Multiline Retail - 0.2%
Dillard's, Inc. Class A (b)	46,400	2,629,024
Dollar Tree, Inc. (a)	24,023	2,440,497
Kohl's Corp.	96,200	4,744,584
Ollie's Bargain Outlet Holdings, Inc. (a)	84,703	8,361,880
Tuesday Morning Corp. (a)(b)	170,114	258,573
		18,434,558
Specialty Retail - 2.1%
Aaron's, Inc. Class A	357,113	19,019,838
Advance Auto Parts, Inc.	40,520	6,280,600
America's Car Mart, Inc. (a)	70,494	6,069,533
American Eagle Outfitters, Inc.	312,820	5,443,068
Bed Bath & Beyond, Inc. (b)	116,194	1,474,502
Burlington Stores, Inc. (a)	103,885	16,266,313
Conn's, Inc. (a)	130,544	2,343,265
DSW, Inc. Class A	57,408	1,038,511
Five Below, Inc. (a)	72,067	9,277,185
Foot Locker, Inc.	262,705	10,337,442
Gap, Inc.	179,392	3,351,043
Group 1 Automotive, Inc.	76,952	5,555,165
Haverty Furniture Companies, Inc.	104,300	1,815,863
Lithia Motors, Inc. Class A (sub. vtg.)	79,118	9,031,320
Michaels Companies, Inc. (a)	403,938	3,679,875
Monro, Inc.	27,764	2,213,068
Office Depot, Inc.	995,000	1,950,200
Penske Automotive Group, Inc.	90,200	3,853,344
Ross Stores, Inc.	28,006	2,604,278
Sally Beauty Holdings, Inc. (a)	1,556,345	23,625,317
Shoe Carnival, Inc. (b)	8,444	216,926
Signet Jewelers Ltd.	205,539	3,876,466
Sleep Number Corp. (a)	27,957	973,183
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	1,948,674
The Buckle, Inc.	23,929	360,131
The Children's Place Retail Stores, Inc. (b)	35,750	3,312,595
Ulta Beauty, Inc. (a)	21,346	7,116,329
Urban Outfitters, Inc. (a)	63,420	1,425,047
Williams-Sonoma, Inc.(b)	67,464	3,946,644
		158,405,725
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	221,762	7,202,830
Carter's, Inc.	216,516	18,211,161
Hanesbrands, Inc.	1,331,808	19,777,349
PVH Corp.	36,390	3,100,064
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,480,072	41,338,411
Steven Madden Ltd.	209,062	6,326,216
Under Armour, Inc. Class C (non-vtg.) (a)	344,137	6,961,892
Wolverine World Wide, Inc.	222,574	6,218,718
		109,136,641

TOTAL CONSUMER DISCRETIONARY		891,465,628

CONSUMER STAPLES - 2.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	7,240	2,275,532
Brown-Forman Corp. Class B (non-vtg.)	139,964	6,995,401
Cott Corp.	557,035	7,252,596
National Beverage Corp. (b)	10,203	460,665
Primo Water Corp. (a)	125,539	1,448,720
		18,432,914
Food & Staples Retailing - 0.4%
Performance Food Group Co. (a)	664,307	26,140,480
SpartanNash Co.	65,200	752,408
Weis Markets, Inc.	47,626	1,800,263
		28,693,151
Food Products - 1.1%
Farmer Brothers Co. (a)	65,772	1,204,943
Flowers Foods, Inc.	147,828	3,306,912
Fresh Del Monte Produce, Inc.	91,725	2,294,960
Hostess Brands, Inc. Class A (a)	549,090	7,352,315
Ingredion, Inc.	182,557	13,903,541
Lamb Weston Holdings, Inc.	254,236	15,063,483
Lancaster Colony Corp.	16,427	2,362,695
Nomad Foods Ltd. (a)	777,746	16,503,770
Pilgrim's Pride Corp. (a)	199,300	5,096,101
Post Holdings, Inc. (a)	46,602	4,897,870
The J.M. Smucker Co.	53,000	6,442,680
The Simply Good Foods Co. (a)	255,070	5,481,454
		83,910,724
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	87,688	2,242,182
Church & Dwight Co., Inc.	59,214	4,406,114
Energizer Holdings, Inc.	230,543	9,433,820
WD-40 Co.	11,650	1,821,245
		17,903,361
Personal Products - 0.4%
CV Sciences, Inc. (a)(b)	247,739	1,087,574
Edgewell Personal Care Co. (a)	36,676	1,046,733
elf Beauty, Inc. (a)(b)	1,327,186	13,524,025
Herbalife Nutrition Ltd. (a)	88,039	3,678,269
MediFast, Inc.	30,944	3,990,229
Natural Health Trends Corp.	6,128	62,383
Nu Skin Enterprises, Inc. Class A	42,619	1,989,881
USANA Health Sciences, Inc. (a)	11,503	814,182
		26,193,276
Tobacco - 0.1%
Turning Point Brands, Inc.	82,355	4,054,337
Universal Corp.	56,074	3,169,302
		7,223,639

TOTAL CONSUMER STAPLES		182,357,065

ENERGY - 3.2%
Energy Equipment & Services - 0.8%
Core Laboratories NV (b)	127,242	6,061,809
Dril-Quip, Inc. (a)	193,889	7,997,921
Forum Energy Technologies, Inc. (a)	227,813	870,246
Helmerich & Payne, Inc.	113,295	5,541,258
McDermott International, Inc. (a)(b)	424,665	2,564,977
Oceaneering International, Inc. (a)	282,261	4,629,080
Oil States International, Inc. (a)	282,249	4,696,623
Patterson-UTI Energy, Inc.	1,507,291	16,022,503
RigNet, Inc. (a)	292,697	2,441,093
RPC, Inc. (b)	842,974	6,271,727
TechnipFMC PLC	200,375	4,167,800
U.S. Silica Holdings, Inc. (b)	40,509	420,483
		61,685,520
Oil, Gas & Consumable Fuels - 2.4%
Abraxas Petroleum Corp. (a)	3,228,401	3,083,446
Arch Coal, Inc. (b)	21,000	1,851,150
Ardmore Shipping Corp. (a)	327,348	2,304,530
Brigham Minerals, Inc. Class A	144,174	2,959,892
Canacol Energy Ltd. (a)	1,417,359	4,288,990
Carrizo Oil & Gas, Inc. (a)	239,500	2,438,110
Cimarex Energy Co.	259,570	14,844,808
CONSOL Energy, Inc. (a)	23,380	613,024
Delek U.S. Holdings, Inc.	171,389	5,246,217
Diamond S Shipping, Inc. (a)	12,950	157,343
Diamondback Energy, Inc.	208,105	20,406,776
Earthstone Energy, Inc. (a)	413,671	2,262,780
Encana Corp.	478,374	2,521,031
Enerplus Corp.	492,776	3,594,829
Equitrans Midstream Corp.	55,304	1,098,337
Extraction Oil & Gas, Inc. (a)(b)	216,549	734,101
Gulfport Energy Corp. (a)	1,182,266	6,466,995
HollyFrontier Corp.	90,700	3,444,786
Jagged Peak Energy, Inc. (a)(b)	135,885	1,127,846
Kosmos Energy Ltd.	638,175	3,931,158
Laredo Petroleum, Inc. (a)	135,500	357,720
Marathon Oil Corp.	144,439	1,899,373
Marathon Petroleum Corp.	199,867	9,191,883
Matador Resources Co. (a)	439,830	7,230,805
Northern Oil & Gas, Inc. (a)	2,197,646	4,373,316
Oasis Petroleum, Inc. (a)	725,887	3,774,612
Parsley Energy, Inc. Class A (a)	639,635	11,404,692
PBF Energy, Inc. Class A	187,700	4,955,280
PDC Energy, Inc. (a)	220,471	6,728,775
QEP Resources, Inc. (a)	1,688,618	11,668,350
SM Energy Co.	314,214	3,654,309
Southwestern Energy Co. (a)	800,000	2,872,000
SRC Energy, Inc. (a)	707,100	3,351,654
Sundance Energy Australia Ltd. (a)	6,090,344	1,520,954
Talos Energy, Inc. (a)	78,631	1,835,248
Valero Energy Corp.	45,765	3,221,856
W&T Offshore, Inc. (a)	660,000	2,772,000
Whiting Petroleum Corp. (a)	266,377	4,896,009
World Fuel Services Corp.	339,215	9,884,725
		178,969,710

TOTAL ENERGY		240,655,230

FINANCIALS - 14.3%
Banks - 4.8%
Associated Banc-Corp.	329,444	6,526,286
Bank of Hawaii Corp.	35,142	2,658,844
Bank OZK	350,009	10,115,260
BankUnited, Inc.	715,527	23,240,317
Berkshire Hills Bancorp, Inc.	84,000	2,451,960
Boston Private Financial Holdings, Inc.	140,267	1,437,737
Cadence Bancorp Class A	851,047	15,744,370
Cathay General Bancorp	102,900	3,461,556
Centerstate Banks of Florida, Inc.	126,074	2,759,760
Central Pacific Financial Corp.	52,586	1,461,365
CIT Group, Inc.	136,200	6,474,948
Citizens Financial Group, Inc.	387,700	12,631,266
Columbia Banking Systems, Inc.	61,122	2,038,419
Comerica, Inc.	90,351	6,217,956
Commerce Bancshares, Inc.	210,420	12,063,379
Cullen/Frost Bankers, Inc.	126,355	11,532,421
East West Bancorp, Inc.	213,761	9,131,870
First Citizens Bancshares, Inc.	7,038	2,956,664
First Financial Bankshares, Inc.	53,695	3,042,359
First Hawaiian, Inc.	671,099	16,703,654
First Merchants Corp.	82,548	2,744,721
First Midwest Bancorp, Inc., Delaware	141,362	2,755,145
First Republic Bank	64,743	6,281,366
Fulton Financial Corp.	239,600	3,776,096
Hancock Whitney Corp.	156,697	5,951,352
Hanmi Financial Corp.	207,839	4,285,640
Hope Bancorp, Inc.	395,500	5,090,085
Huntington Bancshares, Inc.	406,193	5,138,341
IBERIABANK Corp.	183,307	13,106,451
KeyCorp	420,100	6,708,997
Live Oak Bancshares, Inc. (b)	21,217	329,500
PacWest Bancorp	89,800	3,263,332
Peapack-Gladstone Financial Corp.	59,832	1,617,857
Peoples Bancorp, Inc.	40,051	1,237,976
Preferred Bank, Los Angeles	61,252	2,681,000
Regions Financial Corp.	365,500	5,054,865
ServisFirst Bancshares, Inc.	38,575	1,208,941
Signature Bank	112,882	12,930,633
Sterling Bancorp	415,857	8,030,199
SVB Financial Group (a)	98,021	19,741,429
Synovus Financial Corp.	451,885	14,442,245
TCF Financial Corp.	398,100	7,587,786
Texas Capital Bancshares, Inc. (a)	130,485	7,476,791
Umpqua Holdings Corp.	672,323	10,736,998
United Community Bank, Inc.	130,200	3,451,602
Webster Financial Corp.	193,320	8,560,210
Western Alliance Bancorp. (a)	313,893	12,916,697
Wintrust Financial Corp.	217,676	14,745,372
Zions Bancorp NA	424,508	18,283,560
		362,785,578
Capital Markets - 3.1%
Affiliated Managers Group, Inc.	64,333	5,392,392
Ares Capital Corp.	117,382	2,061,228
Ares Management Corp.	109,080	2,802,265
Artisan Partners Asset Management, Inc.	42,738	1,010,754
Cboe Global Markets, Inc.	25,565	2,774,825
Cohen & Steers, Inc.	18,106	927,389
Diamond Hill Investment Group, Inc.	2,749	394,482
Donnelley Financial Solutions, Inc. (a)	28,701	353,883
E*TRADE Financial Corp.	607,867	27,232,442
Eaton Vance Corp. (non-vtg.)	290,973	11,120,988
Evercore, Inc. Class A	94,267	7,280,240
FactSet Research Systems, Inc.	73,952	20,573,446
Federated Investors, Inc. Class B (non-vtg.)	80,352	2,453,147
Houlihan Lokey	29,225	1,321,262
Janus Henderson Group PLC	140,435	2,853,639
Lazard Ltd. Class A	763,347	23,785,893
Legg Mason, Inc.	202,200	7,202,364
LPL Financial	282,047	22,625,810
MarketAxess Holdings, Inc.	39,734	11,833,580
Moelis & Co. Class A	268,701	8,539,318
Morningstar, Inc.	90,723	12,704,849
Newtek Business Services Corp. (b)	142,900	3,013,761
Oaktree Specialty Lending Corp.	547,600	2,913,232
Prospect Capital Corp.	398,500	2,490,625
Raymond James Financial, Inc.	144,639	11,944,289
SEI Investments Co.	109,968	5,525,892
Stifel Financial Corp.	218,581	11,722,499
T. Rowe Price Group, Inc.	79,414	8,031,932
Waddell & Reed Financial, Inc. Class A (b)	126,097	2,036,467
WisdomTree Investments, Inc.	1,232,219	7,405,636
		230,328,529
Consumer Finance - 1.0%
Ally Financial, Inc.	351,087	10,135,882
Credit Acceptance Corp. (a)	10,402	4,747,369
First Cash Financial Services, Inc.	130,877	12,396,669
Green Dot Corp. Class A (a)	25,199	1,169,486
Navient Corp.	942,350	12,288,244
Nelnet, Inc. Class A	68,994	4,087,895
OneMain Holdings, Inc.	177,298	5,295,891
PRA Group, Inc. (a)	87,670	2,420,569
Regional Management Corp. (a)	68,700	1,694,829
SLM Corp.	1,799,720	17,115,337
		71,352,171
Disc-Real Estate Inv Trusts - 0.1%
MGM Growth Properties LLC	267,215	8,216,861
Diversified Financial Services - 0.4%
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	1,510,215
Focus Financial Partners, Inc. Class A	199,143	5,585,961
Jefferies Financial Group, Inc.	344,643	6,089,842
On Deck Capital, Inc. (a)	1,042,856	4,192,281
Voya Financial, Inc.	263,412	13,415,573
		30,793,872
Insurance - 3.4%
Alleghany Corp. (a)	7,362	4,883,215
American Financial Group, Inc.	85,508	8,396,886
Assurant, Inc.	29,899	2,988,704
Assured Guaranty Ltd.	289,626	11,837,015
Athene Holding Ltd. (a)	44,991	1,828,884
Axis Capital Holdings Ltd.	143,296	8,537,576
Brown & Brown, Inc.	195,155	6,161,043
Cincinnati Financial Corp.	95,694	9,400,979
CNA Financial Corp.	293,792	13,208,888
CNO Financial Group, Inc.	339,200	5,328,832
Crawford & Co. Class B	166,972	1,389,207
Erie Indemnity Co. Class A	16,717	3,555,204
Everest Re Group Ltd.	104,254	25,819,546
FBL Financial Group, Inc. Class A	8,345	513,718
First American Financial Corp.	367,002	18,955,653
Genworth Financial, Inc. Class A	149,800	435,918
Hanover Insurance Group, Inc.	72,054	8,802,117
HCI Group, Inc.	62,822	2,553,714
Heritage Insurance Holdings, Inc.	151,238	2,212,612
Kemper Corp.	42,711	3,544,586
Kinsale Capital Group, Inc.	162,694	13,632,130
Lincoln National Corp.	116,200	6,908,090
Maiden Holdings Ltd.	63,125	34,094
National General Holdings Corp.	298,631	6,784,896
Old Republic International Corp.	640,664	14,126,641
Primerica, Inc.	36,140	4,151,040
ProAssurance Corp.	78,919	2,961,041
Reinsurance Group of America, Inc.	165,353	24,482,165
RLI Corp.	170,022	14,601,489
Selective Insurance Group, Inc.	85,036	6,092,829
Torchmark Corp.	56,757	4,853,291
Universal Insurance Holdings, Inc.	114,855	3,335,389
Unum Group	241,300	7,598,537
White Mountains Insurance Group Ltd.	4,570	4,476,772
		254,392,701
Mortgage Real Estate Investment Trusts - 0.7%
AGNC Investment Corp.	242,704	3,980,346
Annaly Capital Management, Inc.	225,479	1,986,470
Ares Commercial Real Estate Corp.	122,425	1,797,199
Blackstone Mortgage Trust, Inc.	95,728	3,375,369
Chimera Investment Corp.	176,100	3,212,064
MFA Financial, Inc.	1,112,003	7,828,501
New York Mortgage Trust, Inc.	403,200	2,435,328
Redwood Trust, Inc.	337,844	5,381,855
Starwood Property Trust, Inc.	428,699	9,452,813
Two Harbors Investment Corp.	932,868	11,399,647
		50,849,592
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	5,875	283,293
Thrifts & Mortgage Finance - 0.8%
Axos Financial, Inc. (a)	164,843	4,501,862
Essent Group Ltd. (a)	477,449	22,416,231
Farmer Mac Class C (non-vtg.)	25,700	1,758,651
LendingTree, Inc. (a)(b)	19,160	7,199,178
MGIC Investment Corp. (a)	386,100	5,231,655
Radian Group, Inc.	395,049	8,868,850
Walker & Dunlop, Inc.	207,451	10,428,562
		60,404,989

TOTAL FINANCIALS		1,069,407,586

HEALTH CARE - 11.4%
Biotechnology - 2.2%
Agios Pharmaceuticals, Inc. (a)(b)	84,084	3,882,158
Aimmune Therapeutics, Inc. (a)(b)	167,273	3,273,533
Akebia Therapeutics, Inc. (a)	208,838	929,329
Allogene Therapeutics, Inc. (b)	58,810	1,542,586
Alnylam Pharmaceuticals, Inc. (a)	22,707	1,533,177
Amicus Therapeutics, Inc. (a)	99,874	1,125,580
Anika Therapeutics, Inc. (a)	11,961	454,518
Arena Pharmaceuticals, Inc. (a)	57,354	3,040,336
Ascendis Pharma A/S sponsored ADR (a)	22,541	2,809,961
BeiGene Ltd. ADR (a)(b)	15,700	1,851,501
Biohaven Pharmaceutical Holding Co. Ltd. (a)	43,508	2,456,462
BioMarin Pharmaceutical, Inc. (a)	48,461	3,985,433
bluebird bio, Inc. (a)	8,216	985,263
Blueprint Medicines Corp. (a)	54,374	4,132,424
Clovis Oncology, Inc. (a)	40,036	591,732
DBV Technologies SA sponsored ADR (a)(b)	353,141	3,185,332
Emergent BioSolutions, Inc. (a)	128,600	5,133,712
Exact Sciences Corp. (a)	287,549	29,798,703
Exelixis, Inc. (a)	88,890	1,741,355
FibroGen, Inc. (a)	21,507	779,414
Gossamer Bio, Inc.	68,717	1,258,208
Heron Therapeutics, Inc. (a)(b)	308,849	5,259,698
Immunomedics, Inc. (a)(b)	515,696	6,740,147
Incyte Corp. (a)	43,200	3,396,816
Insmed, Inc. (a)	73,736	1,785,149
Invitae Corp. (a)	159,447	2,782,350
Ionis Pharmaceuticals, Inc. (a)	27,591	1,809,970
Ligand Pharmaceuticals, Inc. Class B (a)(b)	141,950	15,242,591
Madrigal Pharmaceuticals, Inc. (a)(b)	11,960	1,105,104
Myriad Genetics, Inc. (a)	146,888	3,638,416
Neurocrine Biosciences, Inc. (a)	248,356	21,055,622
Precision BioSciences, Inc. (a)	114,053	1,531,732
Progenics Pharmaceuticals, Inc. (a)	147,904	619,718
Puma Biotechnology, Inc. (a)	81,232	1,201,421
Rubius Therapeutics, Inc. (b)	101,856	1,472,838
Sage Therapeutics, Inc. (a)	31,448	5,404,968
Sarepta Therapeutics, Inc. (a)	40,423	4,602,159
Seattle Genetics, Inc. (a)	23,752	1,545,543
Spectrum Pharmaceuticals, Inc. (a)	491,257	3,615,652
Ultragenyx Pharmaceutical, Inc. (a)	58,862	3,233,290
United Therapeutics Corp. (a)	40,600	3,409,182
Viking Therapeutics, Inc. (a)(b)	573,252	4,408,308
		168,351,391
Health Care Equipment & Supplies - 3.0%
Atrion Corp.	1,201	1,060,735
AxoGen, Inc. (a)	317,010	6,635,019
Cantel Medical Corp.	29,015	1,994,491
CONMED Corp.	39,886	3,210,025
DexCom, Inc. (a)	91,898	11,147,227
Endologix, Inc. (a)(b)	452,524	3,185,769
Hill-Rom Holdings, Inc.	34,235	3,291,695
ICU Medical, Inc. (a)	39,250	8,352,400
IDEXX Laboratories, Inc. (a)	73,087	18,254,940
Insulet Corp. (a)(b)	118,301	12,988,267
Integra LifeSciences Holdings Corp. (a)	146,020	6,804,532
LeMaitre Vascular, Inc.	10,648	274,825
Masimo Corp. (a)	85,376	11,162,058
Meridian Bioscience, Inc.	35,689	403,286
Merit Medical Systems, Inc. (a)	55,862	2,884,155
Neogen Corp. (a)	43,763	2,466,045
Nevro Corp. (a)	102,118	6,036,195
Penumbra, Inc. (a)	42,873	6,117,977
Quidel Corp. (a)	127,212	7,034,824
STERIS PLC	188,770	25,234,774
Teleflex, Inc.	61,315	17,677,115
The Cooper Companies, Inc.	107,682	32,066,623
West Pharmaceutical Services, Inc.	265,817	30,462,628
Wright Medical Group NV (a)	60,311	1,852,754
Zimmer Biomet Holdings, Inc.	59,376	6,764,708
		227,363,067
Health Care Providers & Services - 2.9%
Acadia Healthcare Co., Inc. (a)	113,903	3,669,955
Amedisys, Inc. (a)	81,230	9,122,941
American Renal Associates Holdings, Inc. (a)	14,505	94,137
BioTelemetry, Inc. (a)	199,958	9,569,990
Centene Corp. (a)	311,849	18,009,280
Chemed Corp.	29,418	9,647,339
Corvel Corp. (a)	7,732	572,013
Covetrus, Inc. (a)	24,842	612,604
Elanco Animal Health, Inc.	83,331	2,606,594
Encompass Health Corp.	310,857	18,315,694
Guardant Health, Inc. (b)	50,183	3,858,069
HealthEquity, Inc. (a)	123,370	8,063,463
Henry Schein, Inc. (a)	179,562	11,574,567
Laboratory Corp. of America Holdings (a)	40,440	6,575,948
LHC Group, Inc. (a)	48,920	5,541,658
MEDNAX, Inc. (a)	389,057	9,594,146
Molina Healthcare, Inc. (a)	207,221	29,479,259
National Vision Holdings, Inc. (a)	209,745	5,711,356
OptiNose, Inc. (a)(b)	134,440	1,020,400
Owens & Minor, Inc.	163,100	438,739
Patterson Companies, Inc.	85,411	1,795,339
PetIQ, Inc. Class A (a)(b)	169,274	4,440,057
Premier, Inc. (a)	458,050	16,833,338
Quest Diagnostics, Inc.	80,100	7,682,391
Select Medical Holdings Corp. (a)	284,176	3,992,673
U.S. Physical Therapy, Inc.	10,677	1,192,728
Wellcare Health Plans, Inc. (a)	90,687	25,046,843
		215,061,521
Health Care Technology - 0.6%
Medidata Solutions, Inc. (a)	293,167	26,722,172
Teladoc Health, Inc. (a)(b)	130,700	7,596,284
Veeva Systems, Inc. Class A (a)	65,570	10,116,795
		44,435,251
Life Sciences Tools & Services - 1.4%
Avantor, Inc.	248,757	4,353,248
Bio-Rad Laboratories, Inc. Class A (a)	38,774	11,125,424
Bruker Corp.	84,339	3,522,840
Charles River Laboratories International, Inc. (a)	124,962	15,676,483
ICON PLC (a)	131,374	18,597,303
IQVIA Holdings, Inc. (a)	51,839	7,042,328
Medpace Holdings, Inc. (a)	21,876	1,180,866
PerkinElmer, Inc.	159,410	13,763,459
PRA Health Sciences, Inc. (a)	34,716	3,010,919
Syneos Health, Inc. (a)	587,470	24,221,388
		102,494,258
Pharmaceuticals - 1.3%
Aerie Pharmaceuticals, Inc. (a)	102,397	3,729,299
Catalent, Inc. (a)	553,888	25,201,904
Collegium Pharmaceutical, Inc. (a)	105,291	1,211,899
GW Pharmaceuticals PLC ADR (a)(b)	62,448	10,818,492
Horizon Pharma PLC (a)	233,140	5,555,726
Jazz Pharmaceuticals PLC (a)	91,214	11,451,918
Lannett Co., Inc. (a)(b)	177,600	934,176
Mallinckrodt PLC (a)	152,186	1,322,496
Nektar Therapeutics (a)	121,546	3,806,821
Pacira Biosciences, Inc. (a)	83,005	3,611,548
Prestige Brands Holdings, Inc. (a)	556,595	16,157,953
Reata Pharmaceuticals, Inc. (a)(b)	19,701	1,679,904
Revance Therapeutics, Inc. (a)	475,253	5,118,475
Supernus Pharmaceuticals, Inc. (a)	185,865	5,581,526
Zynerba Pharmaceuticals, Inc. (a)(b)	177,003	2,187,757
		98,369,894

TOTAL HEALTH CARE		856,075,382

INDUSTRIALS - 16.2%
Aerospace & Defense - 1.2%
AAR Corp.	161,042	4,845,754
Axon Enterprise, Inc. (a)	44,636	2,980,792
Curtiss-Wright Corp.	46,841	5,222,303
HEICO Corp. Class A	216,571	21,280,266
Hexcel Corp.	171,010	12,447,818
Huntington Ingalls Industries, Inc.	51,192	10,500,503
National Presto Industries, Inc.	4,230	414,075
Spirit AeroSystems Holdings, Inc. Class A	195,700	15,859,528
Teledyne Technologies, Inc. (a)	59,237	13,968,085
		87,519,124
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	127,936	2,806,916
Atlas Air Worldwide Holdings, Inc. (a)	129,044	4,566,867
Echo Global Logistics, Inc. (a)	91,418	1,798,192
Expeditors International of Washington, Inc.	54,987	3,826,545
Forward Air Corp.	240,779	13,442,692
XPO Logistics, Inc. (a)(b)	181,449	9,451,678
		35,892,890
Airlines - 0.9%
Air Canada (a)	122,042	3,602,749
Alaska Air Group, Inc.	377,476	21,969,103
Azul SA sponsored ADR (a)(b)	237,210	7,061,742
Hawaiian Holdings, Inc.	243,252	6,076,435
JetBlue Airways Corp. (a)	520,555	8,969,163
SkyWest, Inc.	284,446	16,702,669
Spirit Airlines, Inc. (a)	62,989	2,902,533
		67,284,394
Building Products - 1.2%
A.O. Smith Corp.	121,108	4,904,874
Allegion PLC	101,908	9,890,171
Apogee Enterprises, Inc.	76,492	2,772,835
Armstrong World Industries, Inc.	115,129	10,211,942
CSW Industrials, Inc.	12,853	821,692
Fortune Brands Home & Security, Inc.	299,556	14,396,661
Lennox International, Inc.	53,705	14,184,028
Masonite International Corp. (a)	94,779	4,506,741
Owens Corning	294,620	14,280,231
Patrick Industries, Inc. (a)	206,247	8,412,815
Trex Co., Inc. (a)	65,160	3,897,871
Universal Forest Products, Inc.	161,594	5,211,407
		93,491,268
Commercial Services & Supplies - 3.0%
ABM Industries, Inc.	491,766	17,826,518
ACCO Brands Corp.	483,748	3,555,548
Brady Corp. Class A	316,201	14,640,106
BrightView Holdings, Inc.	99,374	1,660,540
Casella Waste Systems, Inc. Class A (a)	44,203	1,711,540
Cimpress NV (a)	150,244	13,146,350
Clean Harbors, Inc. (a)	439,100	28,155,092
Copart, Inc. (a)	68,051	4,864,285
Deluxe Corp.	112,575	4,187,790
Evoqua Water Technologies Corp. (a)	345,023	4,060,921
Herman Miller, Inc.	236,274	8,385,364
KAR Auction Services, Inc.	665,058	37,389,561
MSA Safety, Inc.	123,090	12,232,684
Multi-Color Corp.	164,923	8,203,270
Pitney Bowes, Inc. (b)	367,000	1,339,550
Republic Services, Inc.	36,500	3,087,535
Ritchie Bros. Auctioneers, Inc.	288,273	9,619,670
Rollins, Inc.	123,973	4,657,666
Steelcase, Inc. Class A	582,273	9,339,659
Tetra Tech, Inc.	74,077	5,001,679
The Brink's Co.	40,221	3,097,017
UniFirst Corp.	12,990	2,062,552
Waste Connection, Inc. (United States)	287,564	27,215,057
		225,439,954
Construction & Engineering - 0.5%
AECOM (a)	122,096	3,894,862
Aegion Corp. (a)	65,460	942,624
Comfort Systems U.S.A., Inc.	31,268	1,475,224
Granite Construction, Inc.	135,872	5,460,696
Jacobs Engineering Group, Inc.	71,180	5,359,142
Quanta Services, Inc.	214,327	7,450,007
Tutor Perini Corp. (a)	453,158	6,588,917
Williams Scotsman Corp. (a)	804,535	10,925,585
		42,097,057
Electrical Equipment - 1.2%
Acuity Brands, Inc.	66,042	8,167,414
AMETEK, Inc.	65,122	5,332,841
EnerSys	202,590	11,391,636
Generac Holdings, Inc. (a)	273,147	15,064,057
Hubbell, Inc. Class B	24,076	2,757,665
Regal Beloit Corp.	207,785	15,105,970
Rockwell Automation, Inc.	47,618	7,087,939
Sensata Technologies, Inc. PLC (a)	530,678	22,654,644
		87,562,166
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	57,902	7,718,916
Raven Industries, Inc.	30,263	991,113
		8,710,029
Machinery - 4.2%
Allison Transmission Holdings, Inc.	291,984	12,085,218
Altra Industrial Motion Corp.	63,570	1,994,191
Apergy Corp. (a)	86,846	2,693,094
Cactus, Inc. (a)	85,788	2,792,399
CIRCOR International, Inc. (a)	10,852	458,606
Donaldson Co., Inc.	107,642	5,107,613
Douglas Dynamics, Inc.	192,107	7,127,170
EnPro Industries, Inc.	31,065	1,723,797
Gardner Denver Holdings, Inc. (a)	160,792	5,462,104
Gates Industrial Corp. PLC (a)	780,257	8,801,299
Global Brass & Copper Holdings, Inc.	81,000	3,534,030
Graco, Inc.	140,086	6,614,861
Greenbrier Companies, Inc.	85,800	2,334,618
Hillenbrand, Inc.	52,476	1,953,681
Hyster-Yale Materials Handling Class A	19,800	870,804
IDEX Corp.	66,818	10,203,777
John Bean Technologies Corp.	128,018	13,128,246
Kennametal, Inc.	632,362	19,445,132
Lincoln Electric Holdings, Inc.	356,242	27,053,017
Meritor, Inc. (a)	219,680	4,428,749
Middleby Corp. (a)	146,087	19,059,971
Nordson Corp.	107,076	13,450,887
Oshkosh Corp.	108,635	7,733,726
Proto Labs, Inc. (a)	38,807	3,894,282
RBC Bearings, Inc. (a)	102,638	14,605,387
Snap-On, Inc.	102,923	16,047,754
SPX Flow, Inc. (a)	46,652	1,665,476
Tennant Co.	203,199	11,706,294
Terex Corp.	262,176	7,018,452
Timken Co.	182,589	8,035,742
Toro Co.	526,587	34,312,409
Trinity Industries, Inc.	168,100	3,240,968
Wabtec Corp. (b)	101,209	6,313,417
Welbilt, Inc. (a)	337,260	5,203,922
Woodward, Inc.	190,840	20,786,293
Xylem, Inc.	23,866	1,771,335
		312,658,721
Marine - 0.4%
Kirby Corp. (a)	276,568	21,400,832
Matson, Inc.	179,089	6,128,426
		27,529,258
Professional Services - 1.0%
Asgn, Inc. (a)	143,448	7,277,117
Barrett Business Services, Inc.	6,212	447,388
CoStar Group, Inc. (a)	23,421	11,936,278
Exponent, Inc.	43,777	2,453,701
Forrester Research, Inc.	8,609	391,968
FTI Consulting, Inc. (a)	70,096	5,882,456
Huron Consulting Group, Inc. (a)	39,675	1,953,200
Insperity, Inc.	32,023	3,647,420
Kforce, Inc.	19,744	686,104
Manpower, Inc.	147,925	12,650,546
Navigant Consulting, Inc.	167,236	3,679,192
Robert Half International, Inc.	102,242	5,486,306
TriNet Group, Inc. (a)	281,292	17,828,287
		74,319,963
Road & Rail - 0.7%
Covenant Transport Group, Inc. Class A (a)	154,631	2,322,558
Genesee & Wyoming, Inc. Class A (a)	11,735	1,117,407
Heartland Express, Inc.	590,581	10,559,588
Kansas City Southern	51,424	5,825,311
Knight-Swift Transportation Holdings, Inc. Class A	635,837	17,574,535
Landstar System, Inc.	128,101	12,329,721
Ryder System, Inc.	66,500	3,358,250
Schneider National, Inc. Class B	68,054	1,143,307
U.S. Xpress Enterprises, Inc.	555,813	3,012,506
		57,243,183
Trading Companies & Distributors - 1.3%
Air Lease Corp. Class A	245,222	8,827,992
Applied Industrial Technologies, Inc.	167,758	9,114,292
Beacon Roofing Supply, Inc. (a)	52,021	1,797,846
BMC Stock Holdings, Inc. (a)	342,269	6,855,648
CAI International, Inc. (a)	73,496	1,655,130
HD Supply Holdings, Inc. (a)	43,494	1,804,566
MRC Global, Inc. (a)	316,908	4,690,238
MSC Industrial Direct Co., Inc. Class A	341,198	24,109,051
SiteOne Landscape Supply, Inc. (a)(b)	143,994	9,340,891
Triton International Ltd.	186,565	5,512,996
United Rentals, Inc. (a)	138,453	15,243,675
Watsco, Inc.	21,061	3,314,791
WESCO International, Inc. (a)	114,837	5,377,817
		97,644,933

TOTAL INDUSTRIALS		1,217,392,940

INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 0.8%
Arista Networks, Inc. (a)	20,510	5,016,541
CalAmp Corp. (a)	95,258	967,821
Ciena Corp. (a)	489,975	17,119,727
CommScope Holding Co., Inc. (a)	181,395	2,929,529
F5 Networks, Inc. (a)	26,700	3,526,536
Finisar Corp. (a)	146,110	3,065,388
Juniper Networks, Inc.	304,600	7,496,206
KVH Industries, Inc. (a)	168,829	1,568,421
Lumentum Holdings, Inc. (a)	28,078	1,136,317
NetScout Systems, Inc. (a)	422,835	10,363,686
Ubiquiti Networks, Inc. (b)	16,097	1,936,630
Viavi Solutions, Inc. (a)	246,070	2,965,144
		58,091,946
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	154,801	9,699,831
Avnet, Inc.	317,320	12,959,349
Badger Meter, Inc.	24,504	1,293,811
Belden, Inc.	313,914	16,072,397
CDW Corp.	164,955	16,238,170
Cognex Corp.	367,109	14,904,625
Coherent, Inc. (a)	22,672	2,494,600
Dolby Laboratories, Inc. Class A	49,553	3,070,799
Flextronics International Ltd. (a)	248,787	2,224,156
FLIR Systems, Inc.	172,873	8,354,952
Insight Enterprises, Inc. (a)	99,871	5,141,359
IPG Photonics Corp. (a)	53,123	6,649,406
Jabil, Inc.	250,281	6,154,410
Littelfuse, Inc.	77,663	12,675,378
National Instruments Corp.	94,746	3,656,248
Novanta, Inc. (a)	58,870	4,710,777
Sanmina Corp. (a)	129,900	3,454,041
ScanSource, Inc. (a)	71,700	2,094,357
SYNNEX Corp.	121,373	10,524,253
Trimble, Inc. (a)	488,271	19,482,013
TTM Technologies, Inc. (a)	472,326	4,028,941
Vishay Intertechnology, Inc.	255,997	3,901,394
Zebra Technologies Corp. Class A (a)	5,897	1,010,982
		170,796,249
IT Services - 4.4%
Alliance Data Systems Corp.	20,149	2,770,488
Amdocs Ltd.	419,143	24,905,477
Booz Allen Hamilton Holding Corp. Class A	203,805	12,874,362
Carbonite, Inc. (a)	681,016	16,119,649
Cass Information Systems, Inc.	10,174	458,542
CoreLogic, Inc. (a)	362,635	14,211,666
EPAM Systems, Inc. (a)	54,290	9,369,911
Euronet Worldwide, Inc. (a)	349,221	54,143,224
EVERTEC, Inc.	75,267	2,157,152
ExlService Holdings, Inc. (a)	32,867	1,947,698
Fidelity National Information Services, Inc.	93,010	11,189,103
Gartner, Inc. (a)	66,161	10,010,159
Genpact Ltd.	478,029	17,280,748
GoDaddy, Inc. (a)	291,256	21,669,446
Interxion Holding N.V. (a)	114,930	8,471,490
Jack Henry & Associates, Inc.	74,741	9,807,514
Maximus, Inc.	164,045	11,688,206
NIC, Inc.	56,029	894,223
Presidio, Inc.	715,921	9,485,953
Science Applications International Corp.	25,806	1,980,352
Switch, Inc. Class A (b)	1,046,616	12,946,640
Sykes Enterprises, Inc. (a)	67,353	1,667,660
Total System Services, Inc.	194,901	24,076,121
Ttec Holdings, Inc.	160,507	6,368,918
Twilio, Inc. Class A (a)	46,140	6,090,019
Unisys Corp. (a)(b)	320,989	3,113,593
Virtusa Corp. (a)	125,847	5,335,913
WEX, Inc. (a)	89,442	16,899,171
Wix.com Ltd. (a)	87,304	11,990,331
WNS Holdings Ltd. sponsored ADR (a)	105,483	5,837,429
		335,761,158
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc. (a)	392,368	10,754,807
Brooks Automation, Inc.	97,706	3,467,586
Cabot Microelectronics Corp.	115,569	11,264,510
Cirrus Logic, Inc. (a)	97,800	3,654,786
Cree, Inc. (a)	116,052	6,399,107
Cypress Semiconductor Corp.	1,219,086	21,724,113
Diodes, Inc. (a)	134,100	4,147,713
Entegris, Inc.	84,159	2,890,020
Kulicke & Soffa Industries, Inc.	323,162	6,266,111
Lam Research Corp.	55,800	9,743,238
Marvell Technology Group Ltd.	130,871	2,918,423
Maxim Integrated Products, Inc.	162,310	8,535,883
MaxLinear, Inc. Class A (a)	267,148	5,655,523
MKS Instruments, Inc.	121,296	8,667,812
Monolithic Power Systems, Inc.	84,178	9,802,528
NVE Corp.	4,077	297,458
ON Semiconductor Corp. (a)	1,644,060	29,198,506
Power Integrations, Inc.	24,685	1,608,475
Qorvo, Inc. (a)	117,924	7,214,590
Semtech Corp. (a)	264,542	10,536,708
Silicon Laboratories, Inc. (a)	106,074	9,925,344
Teradyne, Inc.	141,062	5,944,353
Universal Display Corp.	32,985	4,846,486
Versum Materials, Inc.	63,997	3,286,246
		188,750,326
Software - 8.3%
2U, Inc. (a)(b)	474,463	18,024,849
8x8, Inc. (a)	327,704	7,907,498
ACI Worldwide, Inc. (a)	495,945	15,602,430
Anaplan, Inc.	23,846	1,037,539
ANSYS, Inc. (a)	49,635	8,909,483
Aspen Technology, Inc. (a)	328,679	37,341,221
Autodesk, Inc. (a)	111,269	17,904,295
Avalara, Inc.	69,410	4,694,892
Black Knight, Inc. (a)	193,821	10,987,712
Box, Inc. Class A (a)	146,003	2,699,595
Carbon Black, Inc.	391,323	5,889,411
CDK Global, Inc.	150,606	7,289,330
ChannelAdvisor Corp. (a)	329,440	3,030,848
CommVault Systems, Inc. (a)	109,945	5,062,967
Cornerstone OnDemand, Inc. (a)	185,292	9,863,093
Coupa Software, Inc. (a)	42,070	4,594,465
DocuSign, Inc. (a)	139,020	7,793,461
Ebix, Inc. (b)	72,970	3,424,482
Fair Isaac Corp. (a)	61,316	18,143,404
FireEye, Inc. (a)	979,197	14,286,484
Fortinet, Inc. (a)	21,788	1,579,194
Guidewire Software, Inc. (a)	158,744	15,956,947
HubSpot, Inc. (a)	50,287	8,713,731
HyreCar, Inc. (b)	338,808	1,331,515
Instructure, Inc. (a)	78,397	3,259,747
j2 Global, Inc.	408,569	34,438,281
LivePerson, Inc. (a)	360,293	10,026,954
LogMeIn, Inc.	345,179	24,794,208
Manhattan Associates, Inc. (a)	55,027	3,602,618
Mimecast Ltd. (a)	186,506	8,467,372
Model N, Inc. (a)	533,746	9,618,103
New Relic, Inc. (a)	65,253	6,546,181
Nuance Communications, Inc. (a)	1,299,018	22,304,139
Nutanix, Inc. Class A (a)	66,941	1,879,034
Parametric Technology Corp. (a)	46,036	3,869,786
Paycom Software, Inc. (a)	91,202	19,343,944
Pivotal Software, Inc. (a)	312,142	6,211,626
Progress Software Corp.	64,500	2,641,920
Proofpoint, Inc. (a)	28,921	3,249,564
Q2 Holdings, Inc. (a)	202,671	14,843,624
QAD, Inc. Class A	130,455	5,635,656
Rapid7, Inc. (a)	116,211	6,072,025
RealPage, Inc. (a)	181,104	10,561,985
RingCentral, Inc. (a)	116,880	14,008,068
SailPoint Technologies Holding, Inc. (a)	66,819	1,174,010
SolarWinds, Inc. (a)	753,123	13,179,653
Splunk, Inc. (a)	112,608	12,836,186
SS&C Technologies Holdings, Inc.	745,937	41,511,394
Synopsys, Inc. (a)	124,275	14,470,581
Tableau Software, Inc. (a)	128,175	14,415,842
The Trade Desk, Inc. (a)	85,528	17,003,822
Tyler Technologies, Inc. (a)	54,240	11,572,104
Upland Software, Inc. (a)	405,560	18,976,152
Verint Systems, Inc. (a)	255,641	14,507,627
Yext, Inc. (a)	234,135	4,298,719
Zendesk, Inc. (a)	171,018	14,408,267
Zix Corp. (a)	45,617	408,728
Zoom Video Communications, Inc. Class A (b)	5,554	442,820
		622,649,586
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)(b)	493,659	3,993,701
Electronics for Imaging, Inc. (a)	36,976	1,355,170
NCR Corp. (a)	541,220	16,561,332
Pure Storage, Inc. Class A (a)	230,931	3,662,566
Seagate Technology LLC	127,000	5,314,950
Xerox Corp.	164,200	5,026,162
		35,913,881

TOTAL INFORMATION TECHNOLOGY		1,411,963,146

MATERIALS - 3.9%
Chemicals - 1.7%
Ashland Global Holdings, Inc.	90,810	6,798,945
Axalta Coating Systems Ltd. (a)	375,776	8,834,494
Cabot Corp.	76,213	3,043,947
Eastman Chemical Co.	114,700	7,446,324
FMC Corp.	78,305	5,751,502
Huntsman Corp.	495,140	8,600,582
Ingevity Corp. (a)	84,136	7,378,727
International Flavors & Fragrances, Inc. (b)	29,154	3,948,035
Minerals Technologies, Inc.	82,670	4,297,187
Orion Engineered Carbons SA	211,271	3,714,144
PolyOne Corp.	95,993	2,412,304
PQ Group Holdings, Inc. (a)	254,944	3,862,402
Quaker Chemical Corp.	70,064	12,671,775
The Chemours Co. LLC	127,000	2,678,430
The Mosaic Co.	111,150	2,386,391
The Scotts Miracle-Gro Co. Class A	97,879	8,763,107
Trinseo SA	338,972	12,487,728
Valvoline, Inc.	678,752	11,844,222
Venator Materials PLC (a)	242,645	1,055,506
Westlake Chemical Corp.	150,363	8,614,296
		126,590,048
Construction Materials - 0.1%
nVent Electric PLC	137,426	3,169,044
Containers & Packaging - 1.4%
Aptargroup, Inc.	254,492	28,826,309
Avery Dennison Corp.	61,692	6,419,670
Berry Global Group, Inc. (a)	84,530	3,974,601
Crown Holdings, Inc. (a)	217,506	12,056,358
Graphic Packaging Holding Co.	2,471,018	32,123,234
Owens-Illinois, Inc.	384,500	6,152,000
Packaging Corp. of America	85,700	7,634,156
Sealed Air Corp.	137,601	5,765,482
WestRock Co.	155,117	5,056,814
		108,008,624
Metals & Mining - 0.6%
Alcoa Corp. (a)	295,831	6,268,659
Carpenter Technology Corp.	121,621	4,932,948
Cleveland-Cliffs, Inc. (b)	1,507,199	13,112,631
Compass Minerals International, Inc.	34,071	1,737,962
Ferroglobe PLC	129,748	192,027
Ferroglobe Representation & Warranty Insurance (a)(c)	495,885	5
Nucor Corp.	45,268	2,172,864
Reliance Steel & Aluminum Co.	59,000	4,912,930
Steel Dynamics, Inc.	329,523	8,287,503
SunCoke Energy, Inc.	581,519	4,268,349
United States Steel Corp. (b)	172,500	2,038,950
		47,924,828
Paper & Forest Products - 0.1%
Clearwater Paper Corp. (a)	8,800	141,768
Domtar Corp.	79,600	3,347,180
Schweitzer-Mauduit International, Inc.	131,446	4,112,945
		7,601,893

TOTAL MATERIALS		293,294,437

REAL ESTATE - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexander & Baldwin, Inc.	39,560	912,649
American Campus Communities, Inc.	200,186	9,272,616
Americold Realty Trust	134,842	4,220,555
Apartment Investment & Management Co. Class A	127,062	6,346,747
Brixmor Property Group, Inc.	313,300	5,373,095
Camden Property Trust (SBI)	109,241	11,291,150
CBL & Associates Properties, Inc.	226,300	184,276
Chatham Lodging Trust	121,828	2,319,605
Colony Capital, Inc.	533,407	2,768,382
CorEnergy Infrastructure Trust, Inc.	84,100	3,245,419
Corrections Corp. of America	159,700	3,497,430
Cousins Properties, Inc.	825,697	7,472,558
CubeSmart	374,336	12,622,610
DDR Corp.	357,750	4,568,468
DiamondRock Hospitality Co.	461,700	4,575,447
EastGroup Properties, Inc.	127,551	14,158,161
Empire State Realty Trust, Inc.	555,544	8,533,156
Essex Property Trust, Inc.	11,435	3,336,047
Extra Space Storage, Inc.	41,489	4,445,961
Franklin Street Properties Corp.	275,093	1,991,673
Gaming & Leisure Properties	126,866	5,009,938
Government Properties Income Trust	132,285	3,162,934
Hospitality Properties Trust (SBI)	254,722	6,334,936
Hudson Pacific Properties, Inc.	74,274	2,481,494
Industrial Logistics Properties Trust	136,179	2,568,336
Lamar Advertising Co. Class A	70,132	5,485,024
Liberty Property Trust (SBI)	36,900	1,751,643
Mack-Cali Realty Corp.	84,600	1,922,112
Medical Properties Trust, Inc.	995,461	17,699,297
Mid-America Apartment Communities, Inc.	112,397	12,833,489
National Retail Properties, Inc.	357,749	19,150,304
Omega Healthcare Investors, Inc.	208,228	7,417,081
One Liberty Properties, Inc.	76,400	2,180,456
Outfront Media, Inc.	366,641	9,037,701
Park Hotels & Resorts, Inc.	279,576	7,721,889
Piedmont Office Realty Trust, Inc. Class A	504,344	10,253,314
Preferred Apartment Communities, Inc. Class A	234,200	3,676,940
Prologis, Inc.	55,396	4,081,023
Retail Properties America, Inc.	231,202	2,748,992
RLJ Lodging Trust	550,229	9,447,432
Ryman Hospitality Properties, Inc.	43,206	3,454,320
Sabra Health Care REIT, Inc.	207,182	3,996,541
Senior Housing Properties Trust (SBI)	399,400	3,147,272
SL Green Realty Corp.	23,774	2,044,564
Spirit Realty Capital, Inc.	191,352	8,163,076
Stag Industrial, Inc.	325,829	9,507,690
Summit Hotel Properties, Inc.	198,800	2,272,284
Sun Communities, Inc.	87,206	11,011,502
Tanger Factory Outlet Centers, Inc. (b)	101,800	1,726,528
The GEO Group, Inc.	102,700	2,252,211
VEREIT, Inc.	1,265,900	11,241,192
Washington Prime Group, Inc.	365,000	1,496,500
Weingarten Realty Investors (SBI)	100,447	2,832,605
Weyerhaeuser Co.	155,342	3,541,798
Xenia Hotels & Resorts, Inc.	257,700	5,388,507
		318,176,930
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)	8,867	178,493
Cushman & Wakefield PLC	564,666	9,520,269
HFF, Inc.	32,924	1,421,658
Jones Lang LaSalle, Inc.	14,382	1,789,840
Marcus & Millichap, Inc. (a)	12,609	385,079
Retail Value, Inc.	36,735	1,172,581
		14,467,920

TOTAL REAL ESTATE		332,644,850

UTILITIES - 1.3%
Electric Utilities - 0.9%
Alliant Energy Corp.	201,287	9,553,081
Entergy Corp.	158,000	15,337,060
FirstEnergy Corp.	245,700	10,132,668
PNM Resources, Inc.	125,255	5,900,763
Portland General Electric Co.	432,122	22,841,969
Vistra Energy Corp.	94,181	2,218,904
		65,984,445
Gas Utilities - 0.1%
Southwest Gas Holdings, Inc.	81,008	6,897,021
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	383,651	6,061,686
Multi-Utilities - 0.2%
Black Hills Corp.	83,696	6,377,635
NorthWestern Energy Corp.	186,957	13,262,730
		19,640,365

TOTAL UTILITIES		98,583,517

TOTAL COMMON STOCKS
(Cost $6,134,671,544)		6,813,407,719

Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
The Honest Co., Inc. Series D (a)(c)(d)
(Cost $257,662)	6,381	291,995

Equity Funds - 7.0%
Mid-Cap Blend Funds - 2.8%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	17,751,678	209,114,760
Mid-Cap Growth Funds - 0.0%
iShares Russell Midcap Growth Index ETF	26,958	3,598,354
Sector Funds - 1.3%
Fidelity SAI Real Estate Index Fund (e)	8,733,492	101,657,841
Small Blend Funds - 2.8%
Fidelity Small Cap Index Fund (e)	10,979,217	206,848,448
Small Growth Funds - 0.1%
iShares Russell 2000 Growth Index ETF (b)	37,057	6,950,781
TOTAL EQUITY FUNDS
(Cost $504,192,978)		528,170,184

Money Market Funds - 5.6%
Fidelity Cash Central Fund 2.41% (f)	942,632	942,821
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	247,390,626	247,415,366
State Street Institutional U.S. Government Money Market Fund Premier Class 2.32% (h)	168,303,294	168,303,294
TOTAL MONEY MARKET FUNDS
(Cost $416,662,099)		416,661,481
TOTAL INVESTMENT IN SECURITIES - 103.3%
(Cost $7,055,784,283)		7,758,531,379
NET OTHER ASSETS (LIABILITIES) - (3.3)%(i)		(250,525,423)
NET ASSETS - 100%		$7,508,005,956

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	20	June 2019	$1,466,500	$(83,580)	$(83,580)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $291,995 or 0.0% of net assets.

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Includes $63,900 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
The Honest Co., Inc. Series D	9/25/15	$257,662

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,615
Fidelity Securities Lending Cash Central Fund	286,672
Total	$290,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$99,325,713	$61,096	$--	$61,097	$--	$2,271,032	$101,657,841
Fidelity SAI Small-Mid Cap 500 Index Fund	166,666,203	173,728,482	122,384,280	--	4,702,523	(13,598,168)	209,114,760
Fidelity Small Cap Index Fund	166,544,687	177,728,460	121,884,280	--	790,447	(16,330,866)	206,848,448
Total	$432,536,603	$351,518,038	$244,268,560	$61,097	$5,492,970	$(27,658,002)	$517,621,049

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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